Transactions with Related Parties (Details Narrative)	2 Months Ended			6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 14, 2022 USD ($)	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Jun. 30, 2022 EUR (€)	Jul. 15, 2021 USD ($)	Jun. 22, 2020 shares	Aug. 05, 2021 EUR (€)	Aug. 18, 2016 EUR (€)	Sep. 30, 2021 USD ($)	Dec. 03, 2020 EUR (€)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 03, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Credit adjustment of finance cost											$ (0)	$ 40,000	$ (0)
Depreciation, right-of-use assets											311,000	327,000	206,000
Interest expense on lease liabilities											28,000	54,000	52,000
Payment of lease liability - principal and Interest Paid											339,000	341,000	314,000
Consulting Fees Expense											$ 275,000	$ 271,000	$ 329,000
Increase (decrease) in number of shares outstanding | shares						342,857
Par value per share | $ / shares													$ 0.004
Voting Rights												Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share.
Series B Preferred Shares [member]
Disclosure of transactions between related parties [line items]
Par value per share | $ / shares											$ 0.001	$ 0.001	$ 0.001
Goldenmare Limited [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense								€ 200,000		€ 400,000	$ 432,000	$ 1,172,000	$ 1,216,000
Amount of one-time cash bonus													$ 1,500,000			$ 1,500,000
One time cash bonus payment			$ 1,000,000
Remaining of one time cash bonus payment									$ 500,000
Goldenmare Limited [member] | Series B Preferred Shares [member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding | shares		10,000
Par value per share | $ / shares		$ 0.001
Issue of preferred shares		$ 130,000
Number of shares in entity held by entity or by its subsidiaries or associates | shares											10,300	10,300
Voting Rights											Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.
Chairman of the Board of Directors [member]
Disclosure of transactions between related parties [line items]
Proportion Of Ownership Interests Held By Controlling Party											24.90%	3.70%	3.70%
Eolos Shipmanagement S.A [member] | Daily rate [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense					$ 1,000
Non-Executive Directors [member]
Disclosure of transactions between related parties [line items]
Annual Service Fee	$ 80,000
Accrued Directors Compensation											$ 60,000	$ 60,000
Executive Director [member]
Disclosure of transactions between related parties [line items]
Accrued Directors Compensation											$ 77,000	2,088,000
Cyberonica S.A. [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense							€ 26,000							$ 11,900	€ 10,360,000
Lease expiration date											Aug. 04, 2024
Credit adjustment of finance cost											$ 40,000
Leases as lessee, related party transactions													$ 242,000
F.G. Europe [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €				€ 26,000
Lease expiration date											Aug. 04, 2024
Leases as lessee, related party transactions											$ 349,000
Rent charged 2022 | Cyberonica and F.G. Europe [member]
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions												$ 341,000